Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 66,440	Bonuses	ANGOLA	snj:AO-CAB	Agência Nacional de Petróleo, Gás e Biocombustíveis [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 2
	7,752	Comm. Social Resp.	ANGOLA	snj:AO-CAB	Agência Nacional de Petróleo, Gás e Biocombustíveis [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 3
	402,032	Comm. Social Resp.	ANGOLA	snj:AO-CAB	Agência Nacional de Petróleo, Gás e Biocombustíveis [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well	Yes	Disclosed at fair value
#: 4
	328,357	Royalties	ANGOLA	snj:AO-CAB	Banco Nacional de Angola [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 5
	23,833	Taxes	ANGOLA	snj:AO-CAB	Banco Nacional de Angola [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 6
	642	Fees	ANGOLA	snj:AO-CAB	Caixa do Tesouro Nacional [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 7
	1,111,717	Prod. Entitlements	ANGOLA	snj:AO-CAB	Sonangol Pesquisa & Produção [Member]	Offshore-South Atlantic Ocean/Cabinda/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well	Yes	Disclosed at fair value
#: 8
	290	Taxes	ARGENTINA	snj:AR-Q	Administración Federal de Ingresos Públicos [Member]	Entity-level payments, Argentina [Member]
#: 9
	74,872	Bonuses	ARGENTINA	snj:AR-Q	Administración Federal de Ingresos Públicos [Member]	Neuquén/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 10
	1,870	Taxes	ARGENTINA	snj:AR-Q	Direccion General Rentas Capital [Member]	Entity-level payments, Argentina [Member]
#: 11
	16,737	Bonuses	ARGENTINA	snj:AR-Q	Rentas Generales Neuquen [Member]	Neuquén/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 12
	236	Fees	ARGENTINA	snj:AR-Q	Rentas Generales Neuquen [Member]	Neuquén/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 13
	129,878	Royalties	ARGENTINA	snj:AR-Q	Rentas Generales Neuquen [Member]	Neuquén/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 14
	10,443	Taxes	ARGENTINA	snj:AR-Q	Rentas Generales Neuquen [Member]	Neuquén/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 15
	378	Comm. Social Resp.	AUSTRALIA		Australian Earth Science Education [Member]	Entity-level payments, Australia [Member]
#: 16
	492	Comm. Social Resp.	AUSTRALIA	snj:AU-WA	Department of Jobs, Tourism, Science and Innovation [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 17
	140	Comm. Social Resp.	AUSTRALIA	snj:AU-WA	Shire of Ashburton [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 18
	1,211	Fees	AUSTRALIA	snj:AU-WA	Construction Training Fund [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 19
	603	Fees	AUSTRALIA	snj:AU-WA	Department of Energy, Mines, Industry Regulation and Safety [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 20
	801	Fees	AUSTRALIA	snj:AU-WA	Department of Finance [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 21
	64	Fees	AUSTRALIA	snj:AU-WA	Department of Jobs, Tourism, Science and Innovation [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 22
	723	Fees	AUSTRALIA	snj:AU-WA	Department of Mines and Petroleum [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 23
	2,647	Fees	AUSTRALIA	snj:AU-WA	Department of Planning, Lands and Heritage [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 24
	390	Fees	AUSTRALIA	snj:AU-WA	Department of Transport [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 25
	974	Fees	AUSTRALIA	snj:AU-WA	Department of Water and Environmental Regulation [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 26
	1,370	Fees	AUSTRALIA	snj:AU-WA	National Offshore Petroleum Safety and Environmental Management Authority [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 27
	779	Fees	AUSTRALIA	snj:AU-WA	National Offshore Petroleum Titles Administrator [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 28
	909	Fees	AUSTRALIA	snj:AU-WA	Pilbara Port Authority [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 29
	8,390	Fees	AUSTRALIA	snj:AU-WA	Shire of Ashburton [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 30
	3,613	Fees	AUSTRALIA	snj:AU-WA	Western Australian Land Authority [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 31
	3,798,196	Taxes	AUSTRALIA		Australian Taxation Office [Member]	Entity-level payments, Australia [Member]
#: 32
	142,010	Taxes	AUSTRALIA	snj:AU-WA	Department of Industry, Science and Resources [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 33
	3,359	Taxes	AUSTRALIA	snj:AU-WA	Department of Mines and Petroleum [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 34
	9,359	Taxes	AUSTRALIA	snj:AU-WA	Shire of Ashburton [Member]	Offshore-Indian Ocean/Western Australia/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 35
	200	Comm. Social Resp.	BANGLADESH	snj:BD-G	PetroBangla [Member]	Sylhet/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 36
	726	Fees	BANGLADESH	snj:BD-G	PetroBangla [Member]	Sylhet/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 37
	813,550	Prod. Entitlements	BANGLADESH	snj:BD-G	PetroBangla [Member]	Sylhet/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well	Yes	Disclosed at fair value
#: 38
	69,605	Taxes	BANGLADESH	snj:BD-G	PetroBangla [Member]	Sylhet/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 39
	1,901	Fees	CANADA	snj:CA-AB	Alberta Energy Regulator [Member]	Alberta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 40
	3,700	Fees	CANADA	snj:CA-NL	Canada Newfoundland & Labrador Offshore Petroleum Board [Member]	Offshore-Atlantic Ocean/Newfoundland and Labrador/Oil/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 41
	2,367	Fees	CANADA	snj:CA-NL	Canada Newfoundland & Labrador Offshore Petroleum Board [Member]	Entity-level payments, Canada [Member]
#: 42
	127	Fees	CANADA	snj:CA-AB	Government of Alberta [Member]	Alberta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 43
	1,053	Fees	CANADA	snj:CA-AB	Minister of Finance [Member]	Alberta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 44
	120	Fees	CANADA	snj:CA-BC	Minister of Finance [Member]	British Columbia/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 45
	298	Fees	CANADA	snj:CA-NL	Newfoundland Exchequer [Member]	Offshore-Atlantic Ocean/Newfoundland and Labrador/Oil/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 46
	33,995	Fees	CANADA	snj:CA-NL	Canada Development Investment Corporation [Member]	Offshore-Atlantic Ocean/Newfoundland and Labrador/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 47
	107,197	Fees	CANADA	snj:CA-NL	Government of Newfoundland and Labrador [Member]	Offshore-Atlantic Ocean/Newfoundland and Labrador/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 48
	10,111	Fees	CANADA	snj:CA-AB	Provincial Treasurer [Member]	Alberta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 49
	47,051	Fees	CANADA	snj:CA-NL	Receiver General for Canada [Member]	Offshore-Atlantic Ocean/Newfoundland and Labrador/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 50
	162,084	Fees	CANADA	snj:CA-AB	Government of Alberta [Member]	Entity-level payments, Canada [Member]
#: 51
	2,305	Fees	CANADA	snj:CA-AB	Municipal District of Greenview [Member]	Alberta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 52
	166	Fees	CANADA	snj:CA-BC	Northern Rockies Regional [Member]	British Columbia/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 53
	644,103	Fees	CANADA		Receiver General for Canada [Member]	Entity-level payments, Canada [Member]
#: 54
	2,010	Fees	CHINA	snj:CN-GD	Guangdong Provincial Tax Bureau [Member]	Offshore-South China Sea/Guangdong Sheng/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 55
	11,752	Fees	CHINA	snj:CN-TJ	Tianjin Tax Bureau [Member]	Offshore-Bohai Bay/Tianjin Shi/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 56
	3,408	Taxes	CHINA	snj:CN-GD	Guangdong Provincial Tax Bureau [Member]	Entity-level payments, China [Member]
#: 57
	5,728	Taxes	CHINA	snj:CN-CQ	Kaizhou Tax Bureau [Member]	Chongqing Shi/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 58
	36,886	Taxes	CHINA	snj:CN-TJ	Tianjin Tax Bureau [Member]	Entity-level payments, China [Member]
#: 59
	8,907	Taxes	CHINA	snj:CN-SC	XuanHan Tax Bureau [Member]	Sichuan Sheng/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 60
	9,553	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	snj:CN-SC	Direction Generale Du Tresor [Member]	Offshore-South Atlantic Ocean/Pointe-Noire/Oil/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 61
	2,830	Fees	CONGO, THE DEMOCRATIC REPUBLIC OF THE		Direction Generale Du Tresor [Member]	Entity-level payments, Republic of the Congo [Member]
#: 62
	209	Fees	CONGO, THE DEMOCRATIC REPUBLIC OF THE	snj:CG-16	Ministry of Finance [Member]	Offshore-South Atlantic Ocean/Pointe-Noire/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 63
	1,337	Taxes	CONGO, THE DEMOCRATIC REPUBLIC OF THE	snj:CG-16	Societe Nationale des Petroles du Congo [Member]	Offshore-South Atlantic Ocean/Pointe-Noire/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 64
	2,511	Prod. Entitlements	CONGO, THE DEMOCRATIC REPUBLIC OF THE	snj:CG-16	Societe Nationale des Petroles du Congo [Member]	Offshore-South Atlantic Ocean/Pointe-Noire/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well	Yes	Disclosed at fair value
#: 65
	260,362	Prod. Entitlements	EQUATORIAL GUINEA	snj:GQ-BN	GE Petrol [Member]	Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well	Yes	Disclosed at fair value
#: 66
	350,036	Prod. Entitlements	EQUATORIAL GUINEA	snj:GQ-BN	Ministerio de Minas e Hidrocarburos [Member]	Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well	Yes	Disclosed at fair value
#: 67
	213,187	Royalties	EQUATORIAL GUINEA	snj:GQ-BN	Ministerio de Minas e Hidrocarburos [Member]	Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well	Yes	Disclosed at fair value
#: 68
	963	Comm. Social Resp.	EQUATORIAL GUINEA	snj:GQ-BN	Ministerio de Minas e Hidrocarburos [Member]	Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 69
	699	Fees	EQUATORIAL GUINEA	snj:GQ-BN	Ministerio de Minas e Hidrocarburos [Member]	Offshore-Atlantic Ocean/Bioko Nord/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 70
	319,762	Taxes	EQUATORIAL GUINEA		Tesoro Público [Member]	Entity-level payments, Equatorial Guinea [Member]
#: 71
	6,336	Taxes	INDONESIA		Directorate General of Taxes [Member]	Entity-level payments, Indonesia [Member]
#: 72
	196	Fees	INDONESIA		PT Surveyor Indonesia [Member]	Entity-level payments, Indonesia [Member]
#: 73
	14,624	Prod. Entitlements	INDONESIA	snj:ID-KI	SKK Migas [Member]	Sumatera/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 74
	14,976	Prod. Entitlements	INDONESIA	snj:ID-KI	SKK Migas [Member]	Offshore-Makassar Strait/Kalimantan Timur/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 75
	154,164	Royalties	ISRAEL	snj:IL-HA	Ministry of Energy [Member]	Offshore-Mediterranean Sea/H̱efa/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 76
	299,013	Taxes	ISRAEL	snj:IL-HA	Ministry of Finance [Member]	Offshore-Mediterranean Sea/H̱efa/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 77
	152,685	Taxes	KAZAKHSTAN	snj:KZ-ZAP	The State Revenue Committee [Member]	Batys Qazaqstan oblysy/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 78
	407,077	Royalties	SAUDI ARABIA	snj:KW-AH	Saudi Arabian Monetary Authority [Member]	Al Aḩmadī/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 79
	715,622	Taxes	SAUDI ARABIA	snj:KW-AH	Saudi Arabian Monetary Authority [Member]	Al Aḩmadī/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 80
	5,000	Comm. Social Resp.	SAUDI ARABIA	snj:KW-AH	Saudi Petroleum Services Polytechnic [Member]	Al Aḩmadī/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 81
	28,134	Taxes	MYANMAR	snj:MM-06	Large Taxpayers’ Office [Member]	Offshore-Andaman Sea/Yangon/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 82
	410	Taxes	MYANMAR	snj:NG-DE	Federal Government of Nigeria [Member]	Delta/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 83
	2,139	Taxes	MYANMAR	snj:NG-DE	Federal Government of Nigeria [Member]	Offshore-Gulf of Guinea/Delta/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 84
	2,310	Taxes	MYANMAR	snj:NG-BY	Federal Government of Nigeria [Member]	Offshore-Gulf of Guinea/Bayelsa/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 85
	526	Taxes	MYANMAR	snj:NG-DE	Federal Inland Revenue Service [Member]	Delta/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 86
	65,000	Taxes	NIGERIA	snj:NG-BY	Federal Inland Revenue Service [Member]	Offshore-Gulf of Guinea/Bayelsa/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 87
	428	Taxes	MYANMAR	snj:NG-DE	Host Communities Development Trust [Member]	Offshore-Gulf of Guinea/Delta/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 88
	70,746	Comm. Social Resp.	NIGERIA		Niger Delta Development Commission [Member]	Entity-level payments, Nigeria [Member]
#: 89
	156,301	Prod. Entitlements	NIGERIA	snj:NG-DE	Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Offshore-Gulf of Guinea/Delta/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well	Yes	Disclosed at fair value
#: 90
	375	Prod. Entitlements	NIGERIA	snj:NG-BY	Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Bayelsa/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 91
	335	Prod. Entitlements	NIGERIA	snj:NG-DE	Nigerian Midstream and Downstream Petroleum Regulatory Authority [Member]	Delta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 92
	1,670,463	Prod. Entitlements	NIGERIA	snj:NG-DE	Nigerian National Petroleum Company Limited [Member]	Offshore-Gulf of Guinea/Delta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well	Yes	Disclosed at fair value
#: 93
	9,133	Fees	NIGERIA	snj:NG-ON	Nigerian National Petroleum Company Limited [Member]	Offshore-Gulf of Guinea/Ondo/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 94
	5,960	Prod. Entitlements	NIGERIA	snj:NG-DE	Nigerian Upstream Petroleum Regulatory Commission [Member]	Delta/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 95
	9,873	Prod. Entitlements	NIGERIA	snj:NG-DE	Nigerian Upstream Petroleum Regulatory Commission [Member]	Offshore-Gulf of Guinea/Delta/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 96
	646	Prod. Entitlements	NIGERIA	snj:NG-DE	Nigerian Upstream Petroleum Regulatory Commission [Member]	Delta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 97
	1,189	Prod. Entitlements	NIGERIA	snj:NG-BY	Nigerian Upstream Petroleum Regulatory Commission [Member]	Offshore-Gulf of Guinea/Bayelsa/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 98
	4,583	Royalties	NIGERIA	snj:NG-BY	Nigerian Upstream Petroleum Regulatory Commission [Member]	Bayelsa/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 99
	232,493	Royalties	NIGERIA	snj:NG-DE	Nigerian Upstream Petroleum Regulatory Commission [Member]	Delta/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 100
	202,505	Royalties	NIGERIA	snj:NG-BY	Nigerian Upstream Petroleum Regulatory Commission [Member]	Offshore-Gulf of Guinea/Bayelsa/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 101
	5,773	Royalties	NIGERIA	snj:NG-DE	Nigerian Upstream Petroleum Regulatory Commission [Member]	Offshore-Gulf of Guinea/Delta/Natural Gas/Well [Member]	Natural Gas [Member]	Upstream [Member]	Well
#: 102
	727,289	Taxes	NIGERIA		Federal Inland Revenue Service [Member]	Entity-level payments, Nigeria [Member]
#: 103
	106,449	Royalties	THAILAND	snj:TH-10	Ministry of Energy, Department of Mineral Fuels [Member]	Offshore-Gulf of Thailand/Krung Thep Maha Nakhon/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 104
	94,223	Taxes	THAILAND	snj:TH-10	Ministry of Finance, Revenue Department [Member]	Offshore-Gulf of Thailand/Krung Thep Maha Nakhon/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 105
	194,840	Taxes	UNITED KINGDOM	snj:GB-ZET	HM Revenue & Customs [Member]	Offshore-North Sea/Shetland Islands/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 106
	(3,760)	Taxes	UNITED KINGDOM		HM Revenue & Customs [Member]	Entity-level payments, United Kingdom [Member]
#: 107
	112,660	Bonuses	UNITED STATES		Department of the Interior [Member]	Entity-level payments, United States [Member]
#: 108
	1,740	Fees	UNITED STATES	snj:US-NM	Bureau of Land Management [Member]	New Mexico/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 109
	3,278	Fees	UNITED STATES		Department of the Interior [Member]	Entity-level payments, United States [Member]
#: 110
	1,076	Fees	UNITED STATES	snj:US-NM	Bureau of Land Management [Member]	New Mexico/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 111
	11,318	Taxes	UNITED STATES		Internal Revenue Service [Member]	Entity-level payments, United States [Member]
#: 112
	14,019	Royalties	UNITED STATES	snj:US-CA	Office of Natural Resources Revenue [Member]	California/Oil/Well [Member]	Oil [Member]	Upstream [Member]	Well
#: 113
	4,319	Royalties	UNITED STATES	snj:US-CO	Office of Natural Resources Revenue [Member]	Colorado/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 114
	229,446	Royalties	UNITED STATES	snj:US-NM	Office of Natural Resources Revenue [Member]	New Mexico/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 115
	235	Royalties	UNITED STATES	snj:US-TX	Office of Natural Resources Revenue [Member]	Texas/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 116
	503	Royalties	UNITED STATES	snj:US-WY	Office of Natural Resources Revenue [Member]	Wyoming/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 117
	386,547	Royalties	UNITED STATES	snj:US-LA	Office of Natural Resources Revenue [Member]	Offshore-Gulf of Mexico/Louisiana/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 118
	50,320	Royalties	UNITED STATES	snj:US-TX	Office of Natural Resources Revenue [Member]	Offshore-Gulf of Mexico/Texas/Oil/Natural Gas/Well [Member]	Oil/Natural Gas [Member]	Upstream [Member]	Well
#: 119
	$ 1,173,720	Taxes	UNITED STATES		Internal Revenue Service [Member]	Entity-level payments, United States [Member]